Inventories-Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Inventories [Line Items]
Impairment of inventories	€ (278)		€ 983
Advance payments	5,186	[1]		€ 4,595
Inventories pledged as security for liabilities	12,500			15,000
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories	€ 8,885			€ 9,203

[1]	Unaudited